Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Information about Company's Reportable Segments
The table below presents information about the Company’s reportable segments as of and for the years ended December 31, 2023, 2024 and 2025. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. Segment results are evaluated based on income from operations.

	Year ended December 31, 2023			Year ended December 31, 2024				Year ended December 31, 2025
	Dry bulk segment	Container ship segment	Total	Dry bulk segment	Container ship segment	Asset management segment (1)	Total	Dry bulk segment	Container ship segment	Asset management segment	Total
- Time charter revenues	$82,996,018	$14,519,493	$97,515,511	$49,704,809	15,364,194	$—	$65,069,003	$32,098,726	$10,081,400	$—	$42,180,126
- Pool revenues	—	—	—	—	—	—	—	4,060,766	—	—	4,060,766
- Revenue from services	—	—	—	—	—	1,174,376	1,174,376	—	—	35,573,513	35,573,513
Total revenues	$82,996,018	$14,519,493	$97,515,511	$49,704,809	$15,364,194	$1,174,376	$66,243,379	$36,159,492	$10,081,400	$35,573,513	$81,814,405
Voyage expenses (including charges from related party)	(4,425,879)	(626,349)	(5,052,228)	(3,142,501)	(1,106,355)	—	(4,248,856)	(3,292,629)	(786,038)	—	(4,078,667)
Vessel operating expenses	(36,876,772)	(5,036,856)	(41,913,628)	(21,531,189)	(4,657,584)	—	(26,188,773)	(16,305,854)	(2,835,062)	—	(19,140,916)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)	—	—	—	—	—	(1,117,476)	(1,117,476)	—	—	(22,116,441)	(22,116,441)
Management fees to related parties	(6,469,699)	(697,698)	(7,167,397)	(3,956,453)	(852,149)	—	(4,808,602)	(3,493,801)	(528,206)	—	(4,022,007)
Depreciation and amortization	(16,689,989)	(5,386,842)	(22,076,831)	(9,593,639)	(5,330,681)	(112,686)	(15,037,006)	(9,586,004)	(1,460,696)	(3,713,387)	(14,760,087)
(Provision)/ recovery of provision for doubtful accounts	—	—	—	(4,823)	—	—	(4,823)	—	—	1,640,626	1,640,626
General and administrative expenses (2)	—	—	—	—	—	(345,466)	(345,466)	—	—	(10,846,239)	(10,846,239)
Net gain / (loss) on sale of vessels	6,383,858	—	6,383,858	19,298,394	—	—	19,298,394	(2,086,086)	80,766	—	(2,005,320)
Loss on vessels held for sale	—	—	—	—	(3,629,521)	—	(3,629,521)	(5,554,777)	—	—	(5,554,777)
Gain from a claim	—	—	—	1,418,096	—	—	1,418,096	—	—	—	—
Net gain on disposition of assets	—	—	—	—	—	158,440	158,440	—	—	309,680	309,680
Net loss from equity method investments	—	—	—	—	—	—	—	—	—	(326,123)	(326,123)
Net gain / (loss) from equity method investments at fair value	—	—	—	—	—	2,687,236	2,687,236	—	—	(13,972,725)	(13,972,725)
Segments operating income/(loss)	$24,917,537	$2,771,748	$27,689,285	$32,192,694	$(212,096)	$2,444,424	$34,425,022	$(4,159,659)	$4,552,164	$(13,451,096)	$(13,058,591)
Interest and finance costs			(10,883,521)				(4,636,880)				(1,629,128)
Interest income			2,631,798				4,098,120				957,420
Foreign exchange (losses)/gains			(84,127)				9,131				(591,347)
Unallocated net gain from equity method investments at fair value			—				—				3,217,390
Less: Unallocated corporate general and administrative expenses			(5,681,371)				(12,998,412)				(8,583,557)
Less: Corporate Interest and finance costs			(376,122)				(1,449,475)				(3,342,600)
Less: Corporate Interest income			578,088				2,784,599				955,110
Less: Corporate exchange (losses)/ gains			(8,618)				(170,273)				170,977
Dividend income on equity securities			1,312,222				6,692,418				3,415,291
Dividend income from related party			1,166,667				1,423,332				1,361,112
Gain on debt securities			—				—				4,069
Gains / (losses) on equity securities			5,136,649				(14,738,660)				16,871,867
Dividend income from equity method investments, measured at fair value (3)			—				—				17,967,315
Other, net			—				—				4,692,704
Net income from continuing operations, before taxes			$21,480,950				15,438,922				22,408,032
Net income from discontinued operations, before taxes			17,513,269				—				—
Net income, before taxes			$38,994,219				$15,438,922				$22,408,032

(1)	Results for the year ended December 31, 2024 for the asset management segment reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.

(2)	In accordance with ASC 280 Segment Reporting, the Company has included general and administrative expenses as a separately disclosed expense line item within the asset management segment. General and administrative expenses of MPC Capital are directly attributable to, and incurred solely in connection with, the operations of the asset management segment and do not include any allocated or shared corporate expenses. These expenses represent a significant component of the asset management segment’s operating results and are regularly provided to and reviewed by the CODM in assessing segment performance and making resource allocation decisions. General and administrative expenses of the asset management segment were not separately disclosed in prior periods as the amounts were not considered significant. As they have become significant to the asset management segment in the year ended December 31, 2025, the Company has elected to present this expense category separately. In accordance with ASC 280-10-50-29, comparative segment information for the year ended December 31, 2024 has been recast to conform to the current year presentation. The recast of the comparative period did not result in any change to previously reported assets, or consolidated results.

(3)
The CODM evaluates the performance of each operating segment using segment operating income as the primary measure of profitability. In addition to the metrics that comprise segment operating income, the CODM also currently reviews dividend income from equity method investments measured at fair value in connection with the assessment of the asset management segment's performance, which amounted to $15,796,255 for the year ended December 31, 2025. Such dividend income is not included in the measure of segment operating income but is considered by the CODM as supplemental information when allocating resources and evaluating the results of the asset management segment.

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2024 and 2025, is as follows:

	As of December 31, 2024	As of December 31, 2025
Dry bulk segment	$194,561,173	$164,200,986
Containership segment	54,030,862	16,926,037
Asset management segment (1)	308,393,047	331,442,985
Cash and cash equivalents (2)	53,677,612	110,624,550
Prepaid expenses and other assets (2)	186,714,227	174,163,883
Total consolidated assets	$797,376,921	$797,358,441

(1)
The asset management segment contains the amounts of $50,503,722 and $50,045,840 in equity method investments for the years ended December 31, 2024 and 2025, respectively, and the amount of $115,455,048 and $112,923,194 in equity method investments measured at fair value for the years ended December 31, 2024 and 2025, respectively,

(2)	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.